Accumulated other comprehensive (loss)/income	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income/(loss)
23.	Accumulated other comprehensive (loss)/income

During the years ended December 31, 2015, 2016 and 2017, the other comprehensive income/(loss) attributable to non-controlling interest was related to foreign currency translation adjustments amounting to US$1,143 (income), US$638,863 (loss) and US$ 2,153,979 (income), respectively.

The movement of accumulated other comprehensive income attributable to Xinyuan Real Estate Co., Ltd. is as follows:

Foreign currency translation adjustments
US$

Balance as of December 31, 2014	104,557,008
Other comprehensive loss	(73,605,171)
Balance as of December 31, 2015	30,951,837
Other comprehensive loss	(65,634,725)
Balance as of December 31, 2016	(34,682,888)
Other comprehensive income	63,908,624
Balance as of December 31, 2017	29,225,736

  During the years ended December 31, 2015, 2016, and 2017, the entire unrealized gain associated with the available for sale securities amounting to US$146,929, nil, and nil, respectively, was reclassified from accumulated other comprehensive income to net income as a result of the disposal of available-for-sale securities.